Related Party Transactions (Details) - Schedule of Related Party Balances - USD ($) $ in Thousands		Jun. 30, 2024	Dec. 31, 2023
Mr. Liang Lu [Member]
Related Party Transaction [Line Items]
Amount due from related parties	[1]	$ 14	$ 38
Bitmain [Member]
Related Party Transaction [Line Items]
Amount due to a related party	[1],[2]	$ 7,926	$ (30,229)

[1]	The amount due from/to related parties as of June 30, 2024 and December 31, 2023 was interest free without a stated maturity.
[2]	The amounts due from/to Bitman as of June 30, 2024 and December 31, 2023 were related to hosting services fees and hash rate fees.